Commitments- Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 862	¥ 394
Later than 1 year and no later than 5 years	1,593	441
More than 5 years	834	65
Total	3,289	900
Rental expenses under operating leases	¥ 747	¥ 451	¥ 322